NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS - Narrative (Details)	12 Months Ended
Jun. 30, 2020
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16	10.31%
Discussion of impact that initial application of new IFRS is expected to have on financial statements	New standards, amendments to standards and interpretations effective for the year ended June 30, 2020 During the financial period, the following new and revised accounting standards, amendments to standards and new interpretation were adopted by the Group:
IFRS 16 Leases [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements	IFRS 16 Leases (Effective date July 1, 2019) The Group adopted IFRS 16 Leases (“IFRS 16”) on July 1, 2019, using the modified retrospective method. The Group elected to measure the right of use asset at an amount equal to the lease liabilities for leases previously expensed as operating leases. The nature of the leases include property rentals, vehicle rentals, and equipment hire. The equipment hire includes the rental of an electricity generator which was previously classified as a finance lease under IAS 17 Leases (“IAS 17”). The carrying amount of the right-of-use asset and the lease liability at the date of initial application was measured using the carrying amount of the lease asset and lease liability immediately before under IAS 17. The Group applied the following practical expedients: the Group elected not to separate non-lease components and account for the lease and non-lease component as a single lease component; leases for which the underlying asset is of low value; and short-term leases defined as less than 12 months. The Group applied the following judgements: assessing whether an arrangement contains a lease; where the Group has the option to terminate a contract with no more than an insignificant penalty, the lease is no longer deemed to be enforceable. However, in making this assessment management will in addition, take into account the nature of the asset, the alternative procurement of the asset and the general economics of the contract in assessing its enforceability; where a lease is on a month to month basis, the lease term is limited to one month’s enforceable period, therefore that lease is excluded from the lease population; where a contract includes an option to renew, management will consider whether it is reasonably certain that the option will be exercised. In making this assessment, the historical renewal behaviour will be considered, considering the strategic nature of that asset; the determination of the right of use asset to be equal to the lease liability, adjusted for prepaid or accrued lease payments immediately before the date of initial application. This resulted in there being no impact on retained earnings at adoption date; and to use the Group’s incremental borrowing rate in discounting the future payments. The weighted average discount rate applied was 10.31% per annum.
IFRIC 23 Uncertainty over Income Tax Treatments [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements	IFRIC 23 Uncertainty over Income Tax Treatments (Effective date July 1, 2019) IFRIC 23 Uncertainty over Income Tax Treatments (“IFRIC 23”) clarifies the accounting for income tax treatments that have yet to be accepted by tax authorities. Specifically, IFRIC 23 provides clarity on how to incorporate this uncertainty into the measurement of tax as reported in the financial statements. IFRIC 23 does not introduce any new disclosures but reinforces the need to comply with existing disclosure requirements about: judgements made; assumptions and other estimates used; and the potential impact of uncertainties that are not reflected. Information about significant judgements, assumptions and estimates related to uncertainties with regard to the measurement of tax as reported in the financial statements are included in the following note: NOTE 18 INCOME TAX
IFRS Standards 2015/2017 Cycle various standards [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discussion of impact that initial application of new IFRS is expected to have on financial statements	Annual Improvements to IFRS Standards 2015/2017 Cycle various standards (effective July 1, 2019) As part of its process to make non-urgent but necessary amendments to IFRS, the IASB has issued the Annual Improvements to IFRS Standards 2015–2017 Cycle. This did not have a material impact on the Group.